PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.6%
Asset-Backed Securities 4.0%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.079%(c)	07/15/30	26,688	$26,818,849
Battalion CLO Ltd. (Cayman Islands), Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.690(c)	07/15/31	23,121	23,155,548
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.707(c)	08/20/32	20,000	20,044,954
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.586(c)	10/20/30	3,638	3,644,704
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	6.636(c)	07/27/31	3,741	3,756,613
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.619(c)	10/15/32	7,500	7,511,371
OFSI BSL Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.647(c)	07/15/31	24,500	24,517,175
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.624(c)	10/26/31	14,000	13,999,048
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726(c)	01/20/31	5,788	5,802,769
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.015(c)	01/20/35	30,000	30,261,012
Voya CLO Ltd. (Cayman Islands), Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.475(c)	10/20/31	30,000	30,026,190
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/31	4,984	4,987,572

Total Asset-Backed Securities (cost $193,183,985)				194,525,805

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 80.6%
Aerospace & Defense 1.6%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000%	02/15/28	17,150	$16,849,875
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	18,133	18,422,403
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	2,995	3,092,337
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	10,179	10,189,179
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	20,458	19,958,285
Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	8,901,657
				77,413,736
Airlines 1.0%
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	2,925	2,920,599
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	26,713	26,460,500
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	4,237	4,084,136
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	11,573	10,428,430
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	5,322	4,826,947
				48,720,612
Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	1,475	1,430,557
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	7,240	7,122,651
				8,553,208
Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.300	02/10/25	5,800	5,656,067
Sr. Unsec’d. Notes	2.700	08/10/26	1,750	1,635,674
Sr. Unsec’d. Notes(a)	2.900	02/16/28	12,250	11,032,254
Sr. Unsec’d. Notes(a)	3.375	11/13/25	3,500	3,379,406
Sr. Unsec’d. Notes	3.664	09/08/24	2,825	2,806,667
Sr. Unsec’d. Notes	4.125	08/17/27	3,207	3,040,147
Sr. Unsec’d. Notes	4.134	08/04/25	8,500	8,331,035
Sr. Unsec’d. Notes	4.950	05/28/27	2,300	2,242,997

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	5.125%	06/16/25	2,000	$1,984,337
Sr. Unsec’d. Notes(a)	6.800	05/12/28	3,227	3,319,311
Sr. Unsec’d. Notes	6.950	03/06/26	3,800	3,861,067
Sr. Unsec’d. Notes	7.350	11/04/27	9,750	10,155,023
Sr. Unsec’d. Notes, GMTN(a)	4.389	01/08/26	1,765	1,723,885

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	7.750	10/15/25	6,625	6,652,162
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	10,375	10,529,280
				76,349,312
Auto Parts & Equipment 1.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	6,695	6,477,546
Sr. Sec’d. Notes, 144A	7.000	04/15/28	2,820	2,869,350
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	735	729,460
Gtd. Notes	6.500	04/01/27	5,040	5,008,060

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A(a)	8.500	05/15/27	4,200	4,215,750
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750	04/15/25	4,737	4,707,394
Dana, Inc.,
Sr. Unsec’d. Notes(a)	5.375	11/15/27	2,400	2,333,658
Sr. Unsec’d. Notes(a)	5.625	06/15/28	3,700	3,579,763

Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	1,845	1,860,486
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	17,900	16,342,137
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,226,360
				50,349,964
Banks 1.1%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	9,250	8,932,422
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	21,823	21,679,547
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	825	890,548

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A, MTN	5.017%	06/26/24		6,725	$6,716,347
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28		13,700	13,974,000
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24		2,170	2,158,197
					54,351,061
Building Materials 1.4%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27		6,615	6,614,824
Griffon Corp., Gtd. Notes	5.750	03/01/28		6,375	6,165,277
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25		4,570	4,480,027
Gtd. Notes, 144A(a)	4.875	12/15/27		8,545	8,010,944
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		5,600	5,326,327
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27		36,688	35,567,767
					66,165,166
Chemicals 1.8%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25		27,462	27,316,418
Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	3,600	3,769,239
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^	15.000	12/06/28		2,543	2,543,444
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		13,450	13,433,188
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	4.250	10/01/28		3,481	3,204,252
Sr. Sec’d. Notes, 144A	9.750	11/15/28		7,775	8,272,321

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		363	355,654
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27		18,392	16,805,690

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000%	12/16/27	4,595	$4,671,528
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	4,615	4,435,223
				84,806,957
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	6,368	6,368,000
Commercial Services 3.0%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	4,953	4,749,834
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	07/15/26	1,967	1,966,986
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	10,774	10,697,684
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	10,366	9,355,315
Sr. Sec’d. Notes, 144A	4.625	06/01/28	3,625	3,253,438
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A(a)	5.625	04/15/26	19,350	19,622,061
Sec’d. Notes, 144A	9.000	06/01/29	4,185	4,047,690
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	2,520	2,233,659
Gtd. Notes, 144A	4.625	10/01/27	28,075	26,561,997
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	1,020	927,252
Gtd. Notes, 144A	5.750	07/15/27	6,575	6,300,776
Gtd. Notes, 144A(a)	5.750	07/15/27	13,920	13,331,150

Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	1,311	1,251,826
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	1,000	886,984
Herc Holdings, Inc., Gtd. Notes, 144A(a)	5.500	07/15/27	14,941	14,566,102
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	3,625	2,814,809
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	5,268	4,855,531

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A(a)	5.500%	09/01/28	6,250	$4,647,945
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	4,525	4,146,628
Service Corp. International, Sr. Unsec’d. Notes	4.625	12/15/27	4,725	4,516,922
United Rentals North America, Inc., Gtd. Notes(a)	4.875	01/15/28	1,275	1,227,882
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	2,175	2,272,575
				144,235,046
Computers 1.0%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A(a)	5.375	10/31/26	2,100	2,002,140
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	3,165	3,204,054
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	5,575	5,217,092
Gtd. Notes, 144A	5.125	04/15/29	564	524,168
Gtd. Notes, 144A	5.250	10/01/30	3,950	3,585,064

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	31,545	31,516,494
				46,049,012
Distribution/Wholesale 0.4%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	19,099	17,098,579
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	1,200	1,212,000
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	1,615	1,639,051
				19,949,630
Diversified Financial Services 4.6%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	10,860	11,378,374
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	2,825	2,852,622

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875%	04/15/29	3,185	$3,202,422
Gtd. Notes, 144A	8.000	02/15/27	9,075	9,293,435
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	300	309,375
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	7,350	7,074,375
Gtd. Notes, 144A(a)	9.250	12/01/28	782	825,010
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	225	228,656

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	6,400	4,455,214
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	10,100	9,477,582
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	15,900	16,078,875
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	2,225	2,337,073
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	1,175	1,233,750
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	08/15/28	18,195	17,376,633
Gtd. Notes, 144A	6.000	01/15/27	13,500	13,313,112
Navient Corp.,
Sr. Unsec’d. Notes(a)	4.875	03/15/28	10,240	9,381,300
Sr. Unsec’d. Notes(a)	5.000	03/15/27	4,448	4,222,519
Sr. Unsec’d. Notes(a)	5.500	03/15/29	2,800	2,551,195
Sr. Unsec’d. Notes	5.875	10/25/24	500	499,230
Sr. Unsec’d. Notes	6.750	06/25/25	5,150	5,164,722
Sr. Unsec’d. Notes	6.750	06/15/26	2,400	2,396,567
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	6,050	5,598,239
Gtd. Notes	3.875	09/15/28	2,825	2,511,172
Gtd. Notes	6.875	03/15/25	21,647	21,830,547
Gtd. Notes	7.125	03/15/26	17,838	18,102,697
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	6,275	5,622,983
Gtd. Notes, 144A	5.375	10/15/25	19,041	18,881,205
Gtd. Notes, 144A	7.875	12/15/29	1,757	1,798,985

PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	3,035	2,999,705
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	19,969	18,573,021
Gtd. Notes, 144A(a)	3.625	03/01/29	4,550	4,068,244
				223,638,839

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 3.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500%	02/15/28	15,660	$14,758,343
Sr. Sec’d. Notes, 144A	5.250	06/01/26	465	460,188
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	17,347	16,533,398
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	13,524	13,256,965
Gtd. Notes, 144A(a)	5.250	06/15/29	24,775	23,646,159
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	21,640	20,032,814
Gtd. Notes, 144A	5.000	07/31/27	39,591	38,273,285
Gtd. Notes, 144A	5.500	09/01/26	7,892	7,766,142
Gtd. Notes, 144A	5.625	02/15/27	10,500	10,333,019
				145,060,313
Electrical Components & Equipment 1.1%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.750	06/15/28	6,623	6,114,235
Gtd. Notes, 144A(a)	6.500	12/31/27	16,843	16,696,406
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	3,450	3,466,775
Gtd. Notes, 144A	7.125	06/15/25	23,198	23,195,210
Gtd. Notes, 144A	7.250	06/15/28	2,802	2,855,323
				52,327,949
Electronics 0.5%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	16,109	16,256,433
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	4,200	3,811,500
Gtd. Notes, 144A	5.000	10/01/25	3,020	3,032,382
				23,100,315
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	1,965	1,911,358
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	700	751,482
				2,662,840

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 2.7%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625%	10/15/29	31,865	$28,787,818
Sr. Sec’d. Notes, 144A	7.000	02/15/30	14,475	14,644,624

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	23,044	22,895,790
Flutter Treasury Designated Activity Co. (Ireland), Sr. Sec’d. Notes, 144A	6.375	04/29/29	3,555	3,563,639
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	4.125	04/15/26	2,700	2,619,000
Sr. Sec’d. Notes, 144A	6.250	01/15/27	8,500	8,500,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	10,875	10,174,877
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	5,075	4,721,825

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	9,503	8,776,199
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	2,000	1,669,160
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	24,783	23,604,053
				129,956,985
Environmental Control 0.1%
GFL Environmental, Inc.,
Gtd. Notes, 144A(a)	4.000	08/01/28	2,300	2,096,565
Gtd. Notes, 144A	4.375	08/15/29	841	768,464
				2,865,029
Foods 1.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	1,423	1,355,101
Gtd. Notes, 144A(a)	4.625	01/15/27	13,125	12,645,857
Gtd. Notes, 144A(a)	6.500	02/15/28	750	756,029
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25	17,028	16,750,157
Gtd. Notes	5.250	09/15/27	20,976	19,266,568

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125%	05/14/30	GBP	6,950	$8,828,495
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29		11,485	10,952,309
					70,554,516
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		9,274	9,126,013
Sr. Unsec’d. Notes	5.750	05/20/27		4,429	4,219,440
Sr. Unsec’d. Notes	5.875	08/20/26		6,604	6,378,595
					19,724,048
Healthcare-Products 0.7%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		33,600	30,635,303
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		3,935	3,942,715
					34,578,018
Healthcare-Services 2.8%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		26,040	23,332,534
HCA, Inc., Gtd. Notes	7.050	12/01/27		15,705	16,542,623
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		24,830	23,451,588
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25		41,378	41,505,904
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		16,933	16,959,775
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		500	495,690
Sr. Sec’d. Notes	4.250	06/01/29		10,700	9,931,481
Sr. Sec’d. Notes	4.625	06/15/28		4,994	4,753,746
					136,973,341

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 4.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	1,294	$1,160,264
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,234,771
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	16,812	16,469,998
Gtd. Notes	7.250	10/15/29	6,417	6,410,705

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A(a)	6.250	09/15/27	31,689	30,858,748
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	3,820	3,896,897
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	20,960	20,024,085
Gtd. Notes, 144A(a)	5.000	03/01/28	3,150	3,010,619

KB Home, Gtd. Notes	4.800	11/15/29	735	688,633
Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875	04/01/29	11,965	11,617,234
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,649	8,216,469
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	33,644	32,550,570
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/29	3,280	3,307,054
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	6,075	5,735,352
Sr. Unsec’d. Notes	4.750	04/01/29	4,100	3,801,473

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	4,320	4,480,467
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	8,769	8,641,212
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,653,427
Gtd. Notes, 144A	6.625	07/15/27	1,450	1,435,617
Tri Pointe Homes, Inc.,
Gtd. Notes(a)	5.250	06/01/27	21,693	21,038,960
Gtd. Notes	5.700	06/15/28	2,143	2,093,627
				195,326,182
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	4,800	4,303,213

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250%	03/15/29	5,525	$4,902,534
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	3,800	3,714,500
Sr. Sec’d. Notes, 144A	5.000	12/31/26	2,736	2,653,920
				11,270,954
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	2,400	2,053,476
Gtd. Notes(a)	4.500	10/15/29	7,975	7,179,010
				9,232,486
Insurance 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	9,286	9,334,256
Sr. Unsec’d. Notes, 144A(a)	10.125	08/01/26	8,134	8,380,854
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	5,950	5,916,851
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	1,375	1,264,935

AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	1,900	1,766,520
				26,663,416
Internet 1.7%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A(a)	3.875	09/15/27	21,705	18,901,690
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,087,748
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	47,505	47,077,145
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	5.250	12/01/27	15,010	14,604,735
				81,671,318
Iron/Steel 0.5%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	2,086	2,142,985

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	01/31/29	11,361	$11,336,550
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	4,275	4,229,846
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	4,800	5,046,000
				22,755,381
Leisure Time 4.9%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	250	249,100
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	35,725	35,087,309
Gtd. Notes, 144A(a)	6.000	05/01/29	8,430	8,237,796
Sr. Sec’d. Notes, 144A	4.000	08/01/28	12,675	11,642,875

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	5,887	6,376,102
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	5,525	5,645,763
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A(a)	6.750	02/15/27	22,175	21,940,365
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	32,182	31,538,360
Sr. Sec’d. Notes, 144A	5.875	02/15/27	9,716	9,542,958
Sr. Sec’d. Notes, 144A(a)	8.125	01/15/29	6,925	7,210,656
Sr. Sec’d. Notes, 144A	8.375	02/01/28	3,250	3,390,693
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	11,139	10,971,915
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	8,700	8,911,062
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes(a)	7.500	10/15/27	3,000	3,143,460
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	11,894	11,607,355
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	21,260	20,755,075
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	19,275	18,744,937
Gtd. Notes, 144A	6.250	05/15/25	3,000	2,977,800
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	10,875	10,899,034

VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	8,800	8,415,000
				237,287,615

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging 2.7%
Boyd Gaming Corp., Gtd. Notes(a)	4.750%	12/01/27		1,725	$1,645,551
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A(a)	3.300	02/15/26		14,986	14,264,636
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29		4,320	4,282,371
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	2.900	06/25/25		900	871,217
Sr. Unsec’d. Notes	3.500	08/18/26		700	665,205
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26		14,002	13,577,171
Gtd. Notes(a)	4.750	10/15/28		15,964	14,929,105
Gtd. Notes	5.500	04/15/27		17,725	17,461,215
Gtd. Notes	5.750	06/15/25		965	962,703

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28		6,325	5,889,836
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25		24,058	23,916,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.250	05/15/27		6,875	6,692,174
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26		4,892	4,780,952
Sr. Unsec’d. Notes, 144A	5.500	10/01/27		18,500	17,580,781
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28		4,062	3,799,239
					131,318,556
Machinery-Construction & Mining 0.0%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29		475	448,054
Machinery-Diversified 0.7%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		8,380	8,914,520
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27		26,957	25,925,355
					34,839,875
Media 7.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	29,912	31,130,674

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Altice Financing SA (Luxembourg), (cont’d.)
Sr. Sec’d. Notes, 144A	2.250%	01/15/25	EUR	200	$208,148
Sr. Sec’d. Notes, 144A	5.000	01/15/28		16,075	12,694,428
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		33,886	31,285,873
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		51,854	49,524,593
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		20,679	20,459,557
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28		12,950	9,094,998
Gtd. Notes, 144A(a)	5.500	04/15/27		7,651	5,863,523
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		1,238	691,283
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $74,250; purchased 01/31/24)(f)	6.625	08/15/27(d)		1,100	20,513
Sec’d. Notes, 144A (original cost $15,609,994; purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26(d)		18,919	343,377
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		950	377,797
Gtd. Notes	5.875	11/15/24		17,902	17,056,028
Gtd. Notes	7.375	07/01/28		725	326,512
Gtd. Notes	7.750	07/01/26		44,200	28,305,114

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		11,050	11,099,539
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		13,387	13,368,651
Sr. Sec’d. Notes, 144A	10.500	07/15/29		9,800	9,732,959

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(a)	5.375	08/15/27		17,714	16,973,056
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27		34,471	32,533,227
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26		24,349	18,053,861
Sr. Unsec’d. Notes, 144A	6.500	09/15/28		2,000	919,362

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27		9,731	8,725,335
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		12,490	12,071,348
Sr. Sec’d. Notes, 144A	8.000	08/15/28		18,915	18,626,067

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	9,678	$9,626,707
				359,112,530
Mining 1.9%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	1,750	1,820,940
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	3,212	3,179,880
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,470,562
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	7,600	7,440,248
Sec’d. Notes, 144A	9.375	03/01/29	2,415	2,519,159

Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	1,820	1,745,544
Hecla Mining Co., Gtd. Notes(a)	7.250	02/15/28	3,225	3,249,875
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	21,760	21,216,000
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	14,123	14,193,615
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	25,674	23,962,551
Gtd. Notes, 144A(a)	4.750	01/30/30	11,509	10,641,745

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	1,545	1,583,625
				93,023,744
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	10,291	10,101,265
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	6,635	6,836,441
				16,937,706
Oil & Gas 4.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	10,000	10,092,930

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24(d)		10,985	$1,098
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,575	1,576,679
Gtd. Notes, 144A	9.000	11/01/27		7,789	9,770,282
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		19,888	20,324,634

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26		18,230	18,890,837
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26		2,425	2,402,887
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26		10,350	10,349,051
Sr. Sec’d. Notes, 144A	7.000	06/15/25		9,285	9,295,255
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		7,325	7,696,214
Gtd. Notes, 144A	8.625	11/01/30		1,350	1,443,861

Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28		5,485	5,816,024
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30		1,275	1,333,905
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		9,993	10,100,923
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		1,200	1,159,127
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		2,608	2,573,873

Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26		4,650	4,650,000
Nabors Industries, Inc., Gtd. Notes, 144A(a)	7.375	05/15/27		15,906	15,875,635
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		1,725	1,782,438
Parkland Corp. (Canada), Gtd. Notes, 144A(a)	5.875	07/15/27		11,915	11,721,381
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		3,470	3,461,325
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	9,360	10,833,986
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.079(c)	12/15/28		6,560	6,560,896

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes	5.375%	02/01/29		4,975	$4,800,571
Gtd. Notes	5.375	03/15/30		4,630	4,461,819
Gtd. Notes	8.375	09/15/28		12,534	12,946,028

Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29		4,100	4,188,674
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28		1,490	1,468,930
Gtd. Notes(a)	6.000	04/15/27		6,575	6,523,253

Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		5,860	5,858,242
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		2,200	2,273,942
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		650	711,311
					210,946,011
Packaging & Containers 1.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		3,200	744,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	400	351,558
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26		6,853	5,827,243

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		5,520	5,201,146
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		17,732	16,978,390
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		10,900	9,813,555
Sr. Sec’d. Notes, 144A(a)	6.750	07/15/26		12,075	11,944,626
Sr. Sec’d. Notes, 144A	9.500	11/01/28		2,075	2,109,979
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		9,460	9,207,115

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		6,600	6,725,392
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		3,780	3,507,849

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000%	10/15/27	1,050	$980,729
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A(a)	6.125	02/01/28	1,275	1,265,401
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	13,345	14,515,704
				89,172,687
Pharmaceuticals 1.6%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	2,525	2,164,759
Gtd. Notes, 144A(a)	6.125	08/01/28	26,741	25,591,046

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	27,025	19,683,248
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	4,150	2,352,096
Gtd. Notes, 144A	5.250	01/30/30	660	326,700
Gtd. Notes, 144A	5.250	02/15/31	630	311,850
Gtd. Notes, 144A	6.250	02/15/29	615	325,950
Gtd. Notes, 144A	7.000	01/15/28	3,468	1,994,100
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	566,440
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	7,288	6,731,498
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	3,275	2,892,741

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	16,354	13,847,143
				76,787,571
Pipelines 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,000	3,956,805
Gtd. Notes, 144A	5.750	01/15/28	3,624	3,550,469

Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	2,990	3,020,814
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	4,129	3,972,800
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	920	921,131
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	6,100	6,158,496

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
EQM Midstream Partners LP, (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	06/01/27		5,315	$5,425,681

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27		6,397	6,425,291
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28		1,950	2,046,285
Northriver Midstream Finance LP (Canada), Sr. Sec’d. Notes, 144A	5.625	02/15/26		4,145	4,072,462
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25		8,549	8,316,383
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		3,765	3,598,383
Gtd. Notes, 144A	6.000	03/01/27		9,092	8,913,197
Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/29		2,670	2,676,532
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29		22,531	24,449,938
Sr. Sec’d. Notes, 144A	9.875	02/01/32		10,600	11,370,089

Western Midstream Operating LP, Sr. Unsec’d. Notes	3.100	02/01/25		3,180	3,117,217
					101,991,973
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28		16,173	16,642,782
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(a)	7.750	09/01/30		2,175	2,291,988
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,624	3,219,227
Gtd. Notes, 144A	5.375	08/01/28		38,463	36,423,445
					58,577,442
Real Estate Investment Trusts (REITs) 2.7%
Brandywine Operating Partnership LP, Gtd. Notes	8.875	04/12/29		620	642,586
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		675	487,755
Gtd. Notes	9.750	06/15/25		1,879	1,880,045
Sr. Unsec’d. Notes	4.750	02/15/28		1,950	1,604,502
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	0.993	10/15/26	EUR	3,100	2,606,833

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., (cont’d.)
Gtd. Notes(a)	5.000%	10/15/27		16,282	$13,346,826
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		4,040	4,064,321
Sr. Sec’d. Notes, 144A(a)	4.875	05/15/29		8,500	7,910,180
Sr. Sec’d. Notes, 144A	7.500	06/01/25		18,625	18,625,000
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes(a)	4.750	10/15/27		15,714	15,069,473
Gtd. Notes, 144A	6.500	04/01/32		4,645	4,615,783
Gtd. Notes, 144A	7.250	07/15/28		1,925	1,966,391

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		650	637,791
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.875	02/15/27		33,534	31,745,344
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.375	01/15/27		6,475	6,066,027
Sr. Unsec’d. Notes, 144A	7.250	04/01/29		4,125	4,105,114
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,290	4,127,087
Gtd. Notes, 144A	4.500	09/01/26		10,120	9,822,968
					129,324,026
Retail 2.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.375	01/15/28		7,025	6,563,247
Sr. Sec’d. Notes, 144A	3.875	01/15/28		5,132	4,747,100

Arko Corp., Gtd. Notes, 144A(a)	5.125	11/15/29		8,450	7,178,507
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		5,593	5,568,475
Gtd. Notes, 144A(a)	8.250	07/15/30		9,450	9,869,123
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	2,400	2,666,411
Sr. Sec’d. Notes, 144A(a)	12.000	11/30/28		12,800	13,256,960

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	5.375	04/01/26		3,725	3,646,049
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30		6,814	6,024,111
Sr. Sec’d. Notes, 144A	4.625	01/15/29		4,310	3,892,869

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Gap, Inc. (The), Gtd. Notes, 144A	3.625%	10/01/29	11,000	$9,507,880
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	10,719	9,956,540
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32	11,310	11,103,502
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	1,380	1,400,047
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	4,008	3,948,244
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	1,825	1,743,158
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	6,000	5,926,078
				106,998,301
Software 2.9%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	14,593	13,667,337
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A	9.125	03/01/26	1,150	1,154,583
Sr. Sec’d. Notes, 144A	7.125	10/02/25	24,440	24,536,395

Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	66,801	64,448,268
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	2,550	2,325,812
Sr. Sec’d. Notes, 144A	3.875	07/01/28	11,960	10,954,244

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	22,625	22,190,730
				139,277,369
Telecommunications 4.3%
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	7,185	6,771,862
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $59,592; purchased 11/14/23)^(f)	0.000	12/31/30	53	62,971

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $63; purchased 11/14/23)^(f)	0.000%	12/31/30	630	$1
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $7,369; purchased 11/14/23)^(f)	0.000	12/31/30	3	1,451
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $37; purchased 11/14/23)^(f)	0.000	12/31/30	366	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $28,627,276; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	30,801	30,069,697
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $8,775,970; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	13,376	10,688,650
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28	5,974	5,579,972
Sr. Sec’d. Notes, 144A(a)	5.875	10/15/27	14,946	14,556,931
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	18,330	18,192,525
Sr. Sec’d. Notes, 144A	7.000	10/15/28	6,301	6,222,237
Sr. Sec’d. Notes, 144A	8.500	04/15/31	3,265	3,297,650

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	6,850	6,439,000
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	10,200	5,840,335
Sec’d. Notes, 144A	4.875	06/15/29	10,980	6,587,445
Sr. Sec’d. Notes, 144A(a)	10.500	04/15/29	20,922	20,874,775
Sr. Sec’d. Notes, 144A	10.500	05/15/30	200	199,435
Sr. Sec’d. Notes, 144A	11.000	11/15/29	11,173	11,467,019
Sprint LLC,
Gtd. Notes	7.125	06/15/24	11,700	11,701,769
Gtd. Notes	7.625	02/15/25	2,215	2,231,082
Gtd. Notes	7.625	03/01/26	2,600	2,672,347

T-Mobile USA, Inc., Gtd. Notes	2.625	04/15/26	1,052	999,143
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	7,282	6,517,388
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	40,439	39,254,234
				210,227,919

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.5%
RXO, Inc., Gtd. Notes, 144A	7.500%	11/15/27	6,345	$6,531,695
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	625	636,586
Gtd. Notes, 144A	7.125	02/01/32	2,130	2,169,650
Sr. Sec’d. Notes, 144A(a)	6.250	06/01/28	14,875	14,872,749
				24,210,680

Total Corporate Bonds (cost $3,992,897,369)				3,896,458,906
Floating Rate and Other Loans 9.2%
Auto Parts & Equipment 0.5%
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	13,675	13,509,765
Second Lien 2021 Term Loan, 3 Month SOFR + 8.812%	14.141(c)	03/24/28	7,990	7,750,300

Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.173(c)	11/17/28	3,769	3,652,319
				24,912,384
Building Materials 0.0%
MIWD HoldCo II LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.500%	8.829(c)	03/28/31	2,175	2,189,681
Chemicals 0.8%
Chemours Co. (The), Tranche B-3 USD Term Loan, 1 Month SOFR + 3.500%	8.829(c)	08/18/28	7,581	7,623,595
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.829(c)	11/15/30	18,435	18,302,489
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.180(c)	06/28/28	5,349	5,124,538

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%^	15.328%(c)	12/31/25	2,791	$2,791,016
Term Loan, 3 Month SOFR + 10.000%	15.299(c)	10/12/28	7,017	6,955,648
				40,797,286
Commercial Services 0.9%
Cimpress USA LLC (Ireland), 2024 Refinancing Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	8.329(c)	05/17/28	7,002	6,993,247
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	1,443	1,402,381
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.829(c)	02/08/28	9,609	9,588,146
Mavis Tire Express Services Topco Corp., Term Loan, 1 Month SOFR + 3.750%	9.079(c)	05/04/28	13,420	13,492,279
Trans Union LLC, Term B-7 Loan, 1 Month SOFR + 2.000%	7.329(c)	12/01/28	9,699	9,731,165
				41,207,218
Computers 1.0%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.593(c)	03/01/29	30,691	30,676,904
NCR Atleos Corp., Term Loan^	—(p)	09/27/28	2,325	2,266,875
NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.179(c)	03/27/29	16,178	16,319,737
				49,263,516
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, 2024 Term B Loan, 1 Month SOFR + 4.000%	9.320(c)	08/01/30	4,090	4,128,729
Electric 0.0%
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%	10.820(c)	07/20/28	1,140	1,100,351

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment 0.1%
Golden Entertainment, Inc., Term B-1 Facility Term Loan, 1 Month SOFR + 2.750%	8.175%(c)	05/28/30	6,080	$6,091,771
Insurance 1.0%
Acrisure LLC,
2020 Term B Loan, 1 Month LIBOR + 3.500%	8.944(c)	02/15/27	23,203	23,180,813
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.194(c)	02/15/27	5,802	5,800,551
Asurion LLC,
New B-8 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	12/23/26	19,200	19,058,669
New B-9 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	07/31/27	2,013	1,977,213
				50,017,246
Internet 0.0%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 3.250%	8.681(c)	11/30/27	375	361,563
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	7,633	9,725,757
Media 1.0%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.329(c)	10/31/27	5,137	4,482,028
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.817(c)	01/18/28	24,384	23,417,553
Diamond Sports Group LLC,
Dip Term Loan	5.000	12/02/24	1,282	1,858,312
First Lien Term Loan, 1 Month SOFR + 10.100%	15.413(c)	05/25/26	813	764,032
Second Lien Term Loan	8.175	08/24/26(d)	1,542	28,921

Gray Television, Inc., Term Loan, 1 Month SOFR + 5.250%	10.580(c)	06/04/29	7,118	6,789,214

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.694%(c)	09/25/26		7,929	$6,223,212
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.694(c)	03/15/26		4,892	4,890,759
					48,454,031
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30		18,015	17,879,888
Mining 0.2%
Rain Carbon GmbH (Germany), 2023 Replacement Term Loan, 3 Month EURIBOR + 5.000%	8.826(c)	10/31/28	EUR	8,336	8,898,035
Packaging & Containers 0.5%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month SOFR + 4.262%	9.571(c)	09/15/28		4,171	4,179,399
Tranche B-4 Initial Term Loan, 3 Month SOFR + 5.250%	10.559(c)	09/15/28		4,502	4,511,852
Tranche B-6 Term Loan, 3 Month SOFR + 4.000%	9.302(c)	09/15/28		14,113	14,157,287
					22,848,538
Retail 0.4%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.194(c)	03/06/28		5,964	5,966,779
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.179(c)	12/17/27		6,950	6,917,116
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	9.079(c)	10/19/27		4,953	4,971,926
					17,855,821
Software 1.3%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.579(c)	02/15/29		11,167	11,136,367

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan, 1 Month SOFR + 4.000%	9.329%(c)	12/29/28	18,470	$18,598,557
Cotiviti, Inc., Initial Floating Rate Term Loan, 3 Month SOFR + 3.250%	8.563(c)	05/01/31	13,550	13,554,227
Dun & Bradstreet Corp., Incremental Term B-2, 1 Month SOFR + 2.750%	8.075(c)	01/18/29	9,435	9,460,069
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.685(c)	07/14/28	10,737	8,589,876
				61,339,096
Telecommunications 0.8%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27	10,903	10,433,263
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.881(c)	04/15/29	6,822	6,609,293
Term B-2, 1 Month SOFR + 6.560%	11.881(c)	04/15/30	6,863	6,615,234
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.785(c)	04/15/29	100	69,621
Term B-2 Loan, 1 Month SOFR + 2.464%^	7.785(c)	04/15/30	103	70,499
Term Loan^	—(p)	06/01/28	917	724,191
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.677(c)	10/18/27	4	400
Initial Term Loan, 3 Month SOFR + 6.540%	11.867(c)	10/18/27	244	134,404
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.127(c)	10/18/27	552	82,780

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.829(c)	03/02/29	12,214	11,229,254
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.571(c)	10/02/28(d)	18,319	2,679,200
				38,648,139

Total Floating Rate and Other Loans (cost $460,201,924)				445,719,050
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/40	125	58,380
Sr. Unsec’d. Notes, 144A	3.500(cc)	07/31/35	535	274,149

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%(cc)	07/31/30	324	$216,776
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	46,592

Total Sovereign Bonds (cost $869,912)				595,897
U.S. Treasury Obligation(h)(k) 0.5%
U.S. Treasury Notes (cost $24,897,908)	4.250	09/30/24	24,890	24,795,690

	Shares
Common Stocks 1.3%
Chemicals 0.7%
Cornerstone Chemical Co.*^	144,561	2,746,659
TPC Group, Inc.*^	319,092	11,168,220
Venator Materials PLC (original cost $43,833,355; purchased 12/21/23)*(f)	26,944	18,136,381
		32,051,260
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	41,315	743,670
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)	55,306	9,532,675
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.*	366,068	6,589,224
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp.	63,506	5,774,601
Heritage Power LLC*^	157,638	3,152,760
Heritage Power LLC*^	6,933	138,660
Heritage Power LLC*^	181,423	90,711
		9,156,732

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $577,847; purchased 01/29/24 - 01/30/24)*^(f)	475,786	$1,022,940
Intelsat Emergence SA (Luxembourg)*	65,330	2,397,611
		3,420,551

Total Common Stocks (cost $63,052,762)		61,494,112
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $672,071; purchased 01/26/24 - 01/29/24)*^(f) (cost $672,071)	87,262	907,813

Total Long-Term Investments (cost $4,735,775,931)		4,624,497,273

Short-Term Investments 10.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	28,395,640	28,395,640
PGIM Core Short-Term Bond Fund(wb)	16,328,950	149,083,313
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $320,230,853; includes $318,550,901 of cash collateral for securities on loan)(b)(wb)	320,534,439	320,342,118

Total Short-Term Investments (cost $497,750,385)		497,821,071

TOTAL INVESTMENTS 105.9% (cost $5,233,526,316)		5,122,318,344
Liabilities in excess of other assets(z) (5.9)%		(286,045,162)

Net Assets 100.0%		$4,836,273,182

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DIP—Debtor-In-Possession
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $38,157,638 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $312,906,228; cash collateral of $318,550,901 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $98,237,824. The aggregate value of $61,253,794 is 1.3% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Unfunded loan commitment outstanding at May 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $1,781,508)	1,802	$1,787,989	$6,481	$—
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,405	2 Year U.S. Treasury Notes	Sep. 2024	$286,202,892	$(66,982)
40	5 Year Euro-Bobl	Sep. 2024	5,008,157	3,007
7,057	5 Year U.S. Treasury Notes	Sep. 2024	746,608,582	(1,709,204)
44	20 Year U.S. Treasury Bonds	Sep. 2024	5,106,750	(43,421)
40	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	4,897,500	(64,646)
3	Euro Schatz Index	Sep. 2024	342,572	160
				(1,881,086)
Short Positions:
24	10 Year Euro-Bund	Jun. 2024	3,368,169	68,770
413	10 Year U.S. Treasury Notes	Sep. 2024	44,933,111	165,454
				234,224
				$(1,646,862)
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	BNP	GBP	14,133	$17,984,697	$18,009,369	$24,672	$—
Euro,
Expiring 06/04/24	HSBC	EUR	61,226	66,408,032	66,443,857	35,825	—
Expiring 06/04/24	MSI	EUR	1,959	2,115,690	2,126,070	10,380	—
				$86,508,419	$86,579,296	70,877	—

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	CITI	GBP	7,208	$8,967,957	$9,185,424	$—	$(217,467)
Expiring 06/04/24	CITI	GBP	6,925	8,666,540	8,823,946	—	(157,406)
Expiring 07/02/24	BNP	GBP	14,133	17,987,199	18,011,955	—	(24,756)
Euro,
Expiring 06/04/24	SSB	EUR	63,186	67,643,871	68,569,926	—	(926,055)
Expiring 07/02/24	HSBC	EUR	61,226	66,490,565	66,530,707	—	(40,142)
Expiring 07/02/24	SSB	EUR	1,975	2,145,412	2,146,370	—	(958)
				$171,901,544	$173,268,328	—	(1,366,784)
						$70,877	$(1,366,784)
Credit default swap agreement outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	208,400	3.335%	$12,408,136	$16,233,094	$3,824,958
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.340%	BARC	06/20/24	49,000	$399,056	$—	$399,056
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	MSI	09/20/24	(20,690)	(224,688)	—	(224,688)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	09/20/24	(9,071)	(38,461)	—	(38,461)
					$135,907	$—	$135,907
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).